SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 20, 2023	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2025	Feb. 07, 2025
Class of Stock [Line Items]
Dividend value	$ 100,000
Common stock, shares authorized	1,000,000,000
Common stock, par value	$ 0.0001
Net asset additional paid in capital cash				$ (2,565,640)
Cost incurred for public offering				2,685,519
Authorized share repurchase program							$ 30,000,000
Shares repurchase, value			$ 599,999
Conversion of Class B to Class A			7,799,056
Total Shareholders Equity [Member]
Class of Stock [Line Items]
Net asset additional paid in capital cash				$ 2,565,640
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	900,000,000	900,000,000	900,000,000	900,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		49,520,156	49,520,156	37,971,245
Common stock, shares outstanding		49,520,156	49,520,156	37,971,245
Authorized share repurchase program						$ 5,000,000
Number of share repurchased program		518,063
Shares repurchase, value			$ 599,999
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		7,799,057	7,799,057	15,598,113
Common stock, shares outstanding		7,799,057	7,799,057	15,598,113